OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Other Long Term Liabilities [Line Items]
Deferred Revenue	$ 479	$ 9
Pension obligations	80	89
Acquisition related provisions	69	80
Decommissioning retirement obligations	67	85
Concession payment liability	7	9
Commitments for power purchase agreement	6	13
Contingent considerations	3	18
Other	23	41
Other long-term liabilities, net	$ 734	$ 344